[logo] PIONEER Investments(R)







                                                          April 1, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Emerging Markets Fund (the "Fund")
     (File Nos. 333-76894 and 811-08448)
     CIK No. 0000921023

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of the Fund's Class A, Class B, Class C, Class R and Class Y shares that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 26 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0000921023-11-000003) on March 29, 2011.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."